Derivative instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments
The Company’s derivatives that are designated for hedge accounting consist of cross-currency interest rate swaps, foreign currency forwards, call spreads, interest coupon only swaps and sustainability linked ESG Principal Only Swap. All these derivatives are classified as cash flow hedges. Further details are in “Derivatives designated as hedging instruments” section.

Additionally, the Company enters into certain derivatives that are not designated for hedge accounting. The Company has entered into foreign currency forwards, call spread and interest coupon only swap to mitigate the foreign currency fluctuations on foreign currency denominated liabilities. Further details are explained in the “Derivatives not designated as hedging instruments” section.
The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2024 and 2023:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2024	2023	Balance Sheets Location	2024	2023
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$2,093	$119	Accrued payroll and other liabilities	$—	$(1,536)
Call spread + Coupon-only swap	Derivative instruments	16,998	2,823	Derivative instruments	(179)	(185)
Sustainability linked ESG Principal Only Swap	Derivative instruments	25,617	18,466	Derivative instruments	(207)	(261)
Cross-currency interest rate swap	Derivative instruments	37,627	19,337	Derivative instruments	(620)	(2,398)
Subtotal		$82,335	$40,745		$(1,006)	$(4,380)
Derivatives not designated as hedging instruments
Forward contracts	Derivative instruments	48	—	Derivative instruments	(286)	—
Call Spread + Coupon-only swap	Derivative instruments	—	3,761	Derivative instruments	—	(12,578)
Call spread	Derivative instruments	—	2,099	Derivative instruments	—	—
Coupon-only swap	Derivative instruments	—	—	Derivative instruments	—	(7,336)
Subtotal		$48	$5,860		$(286)	$(19,914)
Total derivative instruments		$82,383	$46,605		$(1,292)	$(24,294)

Derivatives designated as hedging instruments

Cash flow hedge

The Company has entered into various forward contracts in a few territories to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges results in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2024, the Company estimated that the whole amount of net derivative gains or losses related to its cash flow hedges included in accumulated other comprehensive loss will be reclassified into earnings within the next 12 months.

Moreover, the Company, through its Brazilian subsidiary, has entered into certain instruments designated as cash flow hedge to reduce the exposure to variability in expected future cash flows related to intercompany loans (principal and interest). The Company uses call spread, coupon-only swaps, cross-currency interest rate swap and a sustainability-linked ESG principal only swap. As of December 31, 2024, the Company estimated that the whole amount of net derivative gains or losses related to its cash flow hedges included in accumulated other comprehensive loss will be reclassified into earnings within the next 5 years.

As of December 31, 2024 and 2023, for certain call spreads, the Company’s Brazilian subsidiary paid a one time net premium of $8,894 and $2,581, respectively, to buy the options.
The following table presents the notional amounts of the Company’s outstanding derivative instruments classified as cash flow hedge:

	Notional amount as of December 31,
	2024	2023
Forward contracts	$48,799	$44,412
Call Spread + Coupon-only swap	89,000	24,000
Sustainability-linked ESG Principal Only	50,000	50,000
Cross-currency interest rate swap	80,000	80,000

Additional disclosures

The following table presents the pretax amounts affecting income and other comprehensive (loss) income for the fiscal years ended December 31, 2024, 2023 and 2022 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Accumulated OCI on Derivative			(Gain) Loss Reclassified from Accumulated OCI into income (loss)
	2024	2023	2022	2024	2023	2022
Forward contracts (i)	$4,317	$(6,710)	$(1,225)	$(807)	$6,172	$(263)
Cross-currency interest rate swaps (ii)	24,628	(14,730)	(31,174)	(17,632)	10,913	8,727
Call Spread (ii)	2,469	30	—	(9,637)	2,385	3,275
Coupon-only swap (ii)	4,635	(263)	—	(472)	(1,752)	(964)
Sustainability linked ESG Principal Only Swap (ii)	12,142	(1,224)	—	(11,800)	2,014	—
Total	$48,191	$(22,897)	$(32,399)	$(40,348)	$19,732	$10,775

(i)The results recognized in income related to forward contracts were recorded as an adjustment to food and paper.
(ii)The net gain (loss) recognized in income is presented as follows:

Adjustment to:	2024	2023	2022
Net interest expense and other financing results	(1,419)	(181)	(3,675)
(Loss) gain from derivative instruments (a)	—	(6)	5,907
Foreign currency exchange results	40,960	(13,373)	(13,270)
Total	$39,541	$(13,560)	$(11,038)

(a) Related to the discontinued relationships of Cross-currency interest rate swaps during July 2023 and September 2022.

Derivatives not designated as hedging instruments

The Company has entered into certain derivatives that are not designated for hedge accounting, therefore the changes in the fair value of these derivatives are recognized immediately within “Gain (loss) from derivative instruments”.

For the fiscal years ended December 31, 2024 the Company made payments amounting to $6,380 and collections amounting to $331, as a result of unwound derivatives not designated as hedging instruments.
The following table presents the notional amounts of the Company’s outstanding derivative instruments not designed as hedging instruments:

	Notional amount as of December 31,
	2024	2023
Forward contracts	$5,000	$—
Call Spread + Coupon-only swap	—	50,000
Call Spread	—	30,000
Coupon-only swap	—	30,000